Equity Incentive Plan - Summary of activity for resticted stock awards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of activity for restricted stock awards
Document Period End Date	Dec. 31, 2018
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	$ 7,880	$ 12,645	$ 18,609
Restricted Stock [Member]
Number of shares
Outstanding	3,141,570	3,600,333	1,248,163
Granted	1,835,532	150,000	2,582,000
Vested	(1,212,629)	(604,151)	(208,266)
Forfeited	(10,834)	(4,612)	(21,564)
Outstanding, December 31,	3,753,639	3,141,570	3,600,333
Weighted Average Grant Date Fair Value
Outstanding	$ 8.13	$ 14.36	$ 53.56
Granted	7.33	6.25	3.26
Vested	11.79	44.80	107.82
Forfeited	6.57	5.33	51.50
Outstanding December 31,	$ 6.56	$ 8.13	$ 14.36
Additional Paid-in Capital [Member]
Summary of activity for restricted stock awards
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	$ 7,880	$ 12,645	$ 18,609